Note 9 - Capital Stock and Reserve - Weighted Average Assumptions (Details) - Agent warrants [member]	Dec. 31, 2023	Mar. 31, 2023
Fair value of warrant [member]
Statement Line Items [Line Items]
Assumptions	5.67	3.81
Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	6.25	10
Expected life [member]
Statement Line Items [Line Items]
Assumptions	5	2
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.0414	0.033
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.13	1.20